Summary of Significant Accounting Policies - Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	12 years 10 months 24 days
Finite-lived intangible assets, gross	$ 41,560,088	$ 41,310,088
Finite-lived intangible assets, accumulated amortization	(5,277,479)	(2,129,424)
Intangibles assets, net	$ 36,282,609	39,180,664
Software
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	2 years
Finite-lived intangible assets, gross	$ 128,474	128,474
Finite-lived intangible assets, accumulated amortization	$ (77,084)	(64,757)
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	6 years 3 months 18 days
Finite-lived intangible assets, gross	$ 1,426,276	1,378,772
Finite-lived intangible assets, accumulated amortization	$ (478,510)	(210,465)
Customer list
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	11 years 10 months 24 days
Finite-lived intangible assets, gross	$ 13,011,187	13,011,187
Finite-lived intangible assets, accumulated amortization	$ (1,711,327)	(1,112,797)
Patents, trademarks, and licenses
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	13 years 10 months 24 days
Finite-lived intangible assets, gross	$ 7,127,408	7,174,912
Finite-lived intangible assets, accumulated amortization	$ (962,258)	(8,444)
Proprietary technology
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	13 years 6 months
Finite-lived intangible assets, gross	$ 19,866,743	19,616,743
Finite-lived intangible assets, accumulated amortization	$ (2,048,300)	$ (732,961)